As filed with the Securities and Exchange Commission on March 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Alpine US Real Estate Equity Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Shares		Value
Real Estate Invesments Trusts - 19.1%
Lodging - 11.3%
1,289,500	DiamondRock Hospitality Company	$16,763,500
	(Cost - $13,147,180, Acquired - Various Dates) (c)
825,000	DiamondRock Hospitality Company	10,725,000
1,011,600	Highland Hospitality Corporation	12,199,896
87,700	MeriStar Hospitality Corporation (a)	899,802
612,000	Sunstone Hotel Investors, Inc.	18,054,000
		58,642,198
Mortgage & Finance - 3.8%
737,300	Deerfield Triarc Capital Corp.	9,688,122
259,800	Impac Mortgage Holdings, Inc.	2,270,652
568,000	MortgageIT Holdings Inc.	7,639,600
		19,598,374
Retail - 4.0%
63,000	Alexander's, Inc. (a)	15,551,550
125,900	The Mills Corp.	5,218,555
	Total Real Estate Invesments Trusts	$20,770,105
Common Stocks - 92.5%
Diversified - 3.3%
1,026,000	Cendant Corporation	$17,175,240
Homebuilders - 62.5%
253,966	Brookfield Homes Corporation	13,117,344
373,328	Comstock Homebuilding Companies, Inc. (a)	4,102,875
402,666	D.R. Horton, Inc.	15,027,495
984,000	Fleetwood Enterprises, Inc. (a)	11,709,600
670,100	Hovnanian Enterprises, Inc. - Class A (a)	32,446,242
440,000	KB HOME	33,528,000
600,800	Lennar Corporation - Class A	37,586,048
27,700	Levitt Corporation	676,434
431,333	M.D.C. Holdings, Inc.	27,368,079
290,200	Meritage Homes Corporation (a)	17,557,100
245,200	Orleans Homebuilders, Inc.	4,219,892
44,000	Palm Harbor Homes, Inc. (a)	932,800
800,000	Pulte Homes, Inc.	31,920,000
900,000	Standard-Pacific Corp.	35,010,000
1,326,075	Technical Olympic USA, Inc.	30,101,902
799,600	Toll Brothers, Inc. (a)	27,186,400
71,200	WCI Communities, Inc. (a)	1,960,848
		324,451,059
Lodging - 20.8%
36,762	Gaylord Entertainment Company (a)	1,580,766
525,675	Great Wolf Resorts, Inc. (a)	5,451,250
1,454,200	Hilton Hotels Corporation	36,253,206
1,516,360	Interstate Hotels & Resorts, Inc. (a)	6,520,348
805,300	Orient-Express Hotels Ltd. - Class A (b)	25,995,084
520,200	Starwood Hotels & Resorts Worldwide, Inc.	31,633,362
		134,922,516
Real Estate Operating Companies - 0.1%
108,100	Wellsford Real Properties, Inc. (a)	610,765
Retirement Community - 3.4%
490,000	Sunrise Senior Living, Inc. (a)	17,811,500
Transportation & Real Estate - 2.5%
267,500	Florida East Coast Industries, Inc.	13,048,650
	Total Common Stocks	$508,019,730
Short-Term Investments - 0.0%
12	Fidelity Institutional Government Portfolio	$12
	Total Short-Term Investments	12
	Total Investments (Cost $507,593,770) - 111.6%	579,541,919
	Liabilities in Excess of Other Assets - (11.6)%	(60,194,143)
	TOTAL NET ASSETS - 100.0%	$519,347,776

(a)	Non-income producing securities
(b)	Foreign security which trades on U.S. exchange
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Alpine Realty Income & Growth Fund
Schedule of Investments (Unaudited)
January 31, 2006

Shares/Par Value		Value
REIT Stocks- 80.8%
Apartments - 9.2%
136,900	Apartment Investment & Management Company - Class A	5,820,988
227,500	Archstone-Smith Trust	10,660,650
218,000	BRE Properties, Inc.	10,878,200
253,700	Equity Residential	10,759,417
69,000	Essex Property Trust, Inc.	6,857,220
106,900	Home Properties, Inc.	4,903,503
631,000	United Dominion Realty Trust, Inc.	16,033,710
		65,913,688
Diversified - 3.9%
315,900	Vornado Realty Trust	27,906,606
Health Care - 4.7%
153,300	Health Care REIT, Inc.	5,701,227
511,000	Omega Healthcare Investors, Inc.	6,699,210
241,300	Senior Housing Properties Trust	4,326,509
711,300	Sunrise Senior Living Real Estate Investment Trust	8,011,921
80,700	Universal Health Realty Income Trust	2,817,237
215,500	Ventas, Inc.	6,594,300
		34,150,404
Lodging - 12.0%
1,494,600	DiamondRock Hospitality Company	19,429,800
732,800	FelCor Lodging Trust, Inc.	14,553,408
96,350	Hospitality Properties Trust	4,130,525
865,500	Host Marriott Corporation	17,266,725
432,800	Innkeepers USA Trust	7,686,528
276,100	Strategic Hotel Capital, Inc.	5,908,540
606,600	Sunstone Hotel Investors, Inc.	17,894,700
		86,870,226
Mortgage & Finance - 4.1%
627,600	iStar Financial Inc.	22,524,564
102,100	KKR Financial Corp.	2,286,019
109,500	Newcastle Investment Corporation	2,978,400
102,900	NorthStar Realty Finance Corp.	1,128,813
		28,917,796
Net Lease - 2.4%
392,800	Entertainment Properties Trust	17,071,088
Office - Industrial Buildings - 19.9%
263,300	Alexandria Real Estate Equities, Inc.	23,236,225
255,000	AMB Property Corporation	13,311,000
341,500	Boston Properties, Inc.	26,725,790
355,516	Brandywine Realty Trust	11,180,978
475,883	Equity Office Properties Trust	15,142,597
46,600	Mack-Cali Realty Corporation	2,083,952
303,200	Maguire Properties, Inc.	10,248,160
364,800	ProLogis	18,685,056
554,500	Reckson Associates Realty Corporation	22,141,185
		142,754,943
Retail Centers - 24.6%
415,900	CBL & Associates Properties, Inc.	17,600,888
476,726	Developers Diversified Realty Corporation	23,483,523
526,700	General Growth Properties, Inc.	27,177,720
57,700	Glimcher Realty Trust	1,577,518
414,000	Kimco Realty Corporation	14,527,260
155,100	Kite Realty Group Trust	2,445,927
220,400	Ramco-Gershenson Properties	6,210,872
398,200	Simon Property Group, Inc.	32,986,888
305,500	The Macerich Company	22,170,135
544,100	The Mills Corp.	22,552,945
164,500	Taubman Centers, Inc.	6,176,975
		176,910,651
	Total REIT Stocks	580,495,402
Common Stocks - 11.9%
Diversified - 0.5%
205,400	Cendant Corporation	3,438,396
Homebuilders - 3.2%
86,500	Hovnanian Enterprises, Inc. - Class A (a)	4,188,330
55,600	KB HOME	4,236,720
165,400	Standard-Pacific Corp.	6,434,060
124,700	Technical Olympic USA, Inc.	2,830,690
151,140	Toll Brothers, Inc. (a)	5,138,760
		22,828,560
Lodging - 8.2%
46,500	Four Seasons Hotels, Inc.	2,679,330
441,300	Hilton Hotels Corporation	11,001,609
145,900	Marriott International, Inc. - Class A	9,722,776
586,800	Starwood Hotels & Resorts Worldwide, Inc.	35,683,308
		59,087,023
	Total Common Stocks	85,353,979
Preferred Stocks - 3.7%
Apartments - 0.1%
37,700	Apartment Investment & Management Co.	947,024
Health Care - 0.1%
38,400	Omega Healthcare Investors, Inc.	996,096
Lodging - 2.1%
317,600	FelCor Lodging Trust, Inc. Series A, 7.800%	7,765,320
170,800	FelCor Lodging Trust, Inc. Series C, 8.000%	4,244,380
81,600	La Quinta Corp. Series A, 9.000% (a)	2,062,440
27,300	Winston Hotels, Inc.	675,675
		14,747,815
Mortgage & Finance - 0.3%
29,700	Anthracite Capital, Inc. Series C,9.375%	766,854
61,500	Novastar Financial, Inc. Series C, 8.900%	1,479,075
		2,245,929
Office - Industrial Buildings - 1.1%
36,700	Digital Realty Trust, Inc. Series A, 8.500%	942,089
310,700	Prime Group Realty Trust	6,617,910
		7,559,999
	Total Preferred Stocks	26,496,863
Short-Term Investements - 3.6%

25,000,000	Alpine Municipal Money Market Fund	25,000,000
1,312,046	Fidelity Institutional Government Portfolio	1,312,046
	Total Short - Term Investments	26,312,046
	Total Investments (Cost $566,409,119) - 100.0%	718,658,290
	Liabilities, Less Other Assets - 0.0%	(273,052)
	TOTAL NET ASSETS - 100.0%	$718,385,238

(a)	Non Income Producing Securities

Alpine International Real Estate Equity Fund
Schedule of Investments (Unaudited)
January 31, 2006

Shares/Par Value		Value
COMMON STOCKS - 90.4%
Asia - 25.9%
Australia - 0.5%
250,000	Mirvac Group	769,622
70,000	Westfield Group (a)	940,000
		1,709,622
Hong Kong - 12.5%
20,000,000	Far East Consortium International Limited	7,347,491
4,800,000	The Hongkong & Shanghai Hotels, Limited	5,166,447
1,675,000	Hysan Development Company Limited	4,253,489
400,000	Kowloon Development Company Limited	438,271
17,006,000	Midland Realty (Holdings) Limited	9,480,964
8,201,600	New World China Land Limited	3,620,957
7,000,000	Pacific Century Premium Developments Limited (a)	2,165,576
1,822,000	Shangri-La Asia Limited	2,959,260
3,000,000	Silver Grant International	947,440
8,000,000	Sino Land Company Limited	11,188,811
		47,568,706
Japan - 2.8%
166,700	Diamond City Co., Ltd.	7,119,620
296	Japan Retail Fund Investment Corporation	2,480,440
80,000	The Sankei Building Co., Ltd.	844,977
23,692	Sekisui House, Ltd.	369,199
		10,814,236
Malaysia - 0.6%
1,000,000	Eastern & Oriental Berhad	258,632
3,203,800	Landmarks Berhad	914,029
1,000,000	SP Setia Berhad	949,207
500,000	Sunway City Berhad	197,307
		2,319,175
Philippines - 0.1%
13,625,000	SM Development Corporation	387,156
Singapore - 3.4%
1,195,425	Ascendas Real Estate Investment Trust (A-REIT)	1,606,576
5,000,000	Capitacommercial Trust (a)	4,931,878
695,000	City Developments Limited	3,663,307
2,695,000	Fortune Real Estate Investment Trust	2,136,476
1,197,000	Raffles Holdings Limited	483,346
		12,821,583
Thailand - 6.0%
7,000,000	Amata Corporation Public Company Limited	2,966,864
3,000,000	Asian Property Development Public Company Limited	305,163
9,342,300	Central Pattana Public Company Limited (a)	3,935,621
3,000,000	Ch. Karnchang Public Company Limited	978,680
10,000,000	CPN Retail Growth Property Fund (a)	2,812,741
178,600	Dusit Thani Public Company Limited	194,978
16,307,700	The Erawan Group Public Company Limited (a)	1,147,780
200,000	Golden Land Property Development Public Company Limited (a)	45,723
2,000,000	Golden Land Property Development Public Company Limited (a)	457,231
3,930,000	Lalin Property Public Company Limited	666,273
3,000,000	Land and Houses Public Company Limited	735,936
2,000,000	Land and Houses Public Company Limited	490,624
5,000,000	M.K. Real Estate Development Public Company Limited	351,914
2,500,000	Major Cineplex Group Public Company Limited	956,846
12,750,000	Minor International Public Company Limited (a)	2,194,323
2,338,700	Noble Development Public Company Limited	246,305
9,000,000	Power Line Engineering Public Company Limited	2,138,454
15,979,100	Quality House Public Company Limited (a)	504,862
4,040,000	Saha Pathana Inter-Holding Public Company Limited	1,764,192
		22,894,510
	Total Asia	98,514,988
Europe - 42.4%
Finland - 3.0%
2,261,000	Citycon Oyj	9,808,455
166,400	Sponda Oyj	1,728,826
		11,537,281
France - 7.2%
17,345	Affine	1,918,008
66,000	Club Mediterranee SA (a)	3,329,113
14,750,000	Euro Disney S.C.A. (a)	1,971,590
30,000	Gecina	3,536,102
12,489	Kaufman & Broad S.A. (a)	1,167,799
126,636	Nexity (a)	7,318,648
16,446	Pierre & Vacances	1,506,827
43,350	Societe Immobiliere de Location pour l'Industrie et le Commerce	4,095,636
18,426	Unibail	2,718,201
		27,561,924
Greece - 0.9%
551,380	Techniki Olympiaki S.A.	3,269,660
Guernsey - 1.4%
141,000	Eurocastle Investment Ltd (a)	5,225,776
Italy - 1.0%
675,790	Risanamento S.p.A.	3,685,090
Netherlands - 0.1%
916,666	Minor International Pcl (a)	157,761
Norway - 2.0%
72,281	Home Invest ASA (a)	0
840,000	NorGani Hotels ASA (a)	7,512,852
		7,512,852
Spain - 4.8%
296,000	Fadesa Inmobiliaria SA (a)	11,725,764
328,892	Inmobiliaria Urbis SA	6,654,254
		18,380,018
Sweden - 6.3%
396,473	JM AB	20,335,028
5,000	NH Hoteles (a)	79,593
241,200	Skanska AB	3,747,857
		3,827,450
United Kingdom - 15.7%
100,000	Barratt Developments plc	1,774,564
100,000	Bellway p.l.c	2,042,305
614,000	Brixton plc	4,948,177
1,800,000	Dawnay Day Carpathian PLC (a)	3,666,542
6,500,000	Dawnay Day Treveria Plc W/i (a)	9,320,242
110,000	Derwent Valley Holdings plc	3,119,318
290,000	Engel East Europe Nv (a)	670,687
250,000	Hammerson plc	4,643,219
21,500	Helical Bar plc (a)	138,556
220,000	Land Securities Group plc	6,594,795
400,500	Millennium & Copthorne Hotels plc (a)	2,978,225
1,400,000	The Ottoman Fund Ltd (a)	2,987,244
120,000	Persimmon plc (a)	2,683,461
200,000	Redrow plc	1,843,056
660,000	Shaftesbury plc	5,800,288
195,000	Slough Estates plc	2,051,956
125,000	St. Modwen Properties plc	1,036,274
215,000	Unite Group plc	1,484,051
50,000	Westbury plc	500,347
60,000	Wilson Bowden plc	1,563,751
		59,847,058
	Total Europe	160,293,301
North & South America - 22.1%
Argentina - 0.8%
8	IRSA Inversiones y Representaciones S.A. (a)	9
262,121	IRSA Inversiones y Representaciones S.A. - ADR (a)	2,883,331
		2,883,340
Bermuda - 2.7%
50,000	Great Eagle Hldgs	145,661
317,000	Orient-Express Hotels Ltd. - Class A	10,232,760
		10,232,760
Brazil - 0.6%
15,000	Cyrela Brazil Realty S.A. - GDR (Acquired 09/21/2005, Cost $980,550) (b)	2,235,015
Canada - 3.1%
150,100	ClubLink Corporation	1,284,821
890,000	Killam Properties (a)	2,148,720
537,700	Mainstreet Equity Corp. (a)	2,549,124
300,000	Parkbridge Lifestyles Communities, Inc. (a)	1,428,822
250,000	Sunrise Senior Living Real Estate Investment Trust	2,815,943
150,000	Sunrise Senior Living Real Estate Investment Trust	1,689,566
		11,916,996
Mexico - 3.7%
199,900	Desarrolladora Homex S.A. de C.V. - ADR (a)	6,938,529
1,099,583	Empresas Ica S.a. De C.v. (a)	3,484,286
2,946,000	Impulosra Del Desarrollo Ecoomico de America Latina (a)	3,648,813
		14,071,628
United States - 11.2%
12,000	Alexander's, Inc. (a)	2,962,200
131,666	D.R. Horton, Inc.	4,913,775
60,000	Hilton Hotels Corporation	1,495,800
90,000	Hovnanian Enterprises, Inc. - Class A (a)	4,357,800
50,000	KB HOME	3,810,000
80,000	Lennar Corporation - Class A	5,004,800
26,000	M.D.C. Holdings, Inc.	1,649,700
100,600	Pulte Homes, Inc.	4,013,940
93,200	Standard-Pacific Corp.	3,625,480
119,900	Starwood Hotels & Resorts Worldwide, Inc.	7,291,119
110,000	Toll Brothers, Inc. (a)	3,740,000
	Total North & South America	84,350,014
	TOTAL COMMON STOCKS (Cost $247,298,644)	344,204,900
Warrants - 0.3%
300,000	City Developments Limited-WNT (a)
	Expiration May 2006
	Exercise Price 2.50 SPD
	(Acquired 6/2001 - 5/2001, Cost $287,435)	1,118,920
375,000	Major Cineplex Group Public Company Limited (a)
	Expiration February 2007
	Exercise Price 13.00 TB
	(Acquired 4/2003 - 5/2003, Cost $0)	28,898
	Total Warrants	1,147,818
Short-Term Investments - 8.9%
$12,500,000	Alpine Municipal Money Market Fund	$12,500,000
2,484,856	Federated Government Obligations Fund	2,484,856
18,889,318	Fidelity Institutional Government Portfolio	18,889,318
	Total Short-Term Investments	33,874,174
	Total Investments (Cost $281,460,253) - 99.6%	379,226,892
	Other Assets in Excess of Liabilities - 0.4%	1,435,251
	TOTAL NET ASSETS - 100.0%	$380,662,143

(a)	Non-income producing securities
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
ADR	American Depository Receipt
GDR	Global Depository Recipt
SPD	Singapore Dollar
TB	Thai Baht

 Tax footnote: [Unless fund counsel instructs otherwise, insert one of the following disclosure highlighted in bold, immediately after your schedule of investments, before Item 2]. You must consistently use the selected disclosure. You may not vary from one disclosure to other on a annual basis.

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

U.S. Real Estate
Equity Fund
Cost of investments	$508,433,093
Gross unrealized appreciation	101,091,265
Gross unrealized depreciation	(29,982,439)
Net unrealized appreciation	$71,108,826

Realty Income
& Growth Fund
Cost of investments	$557,220,962
Gross unrealized appreciation	171,623,906
Gross unrealized depreciation	(10,186,578)
Net unrealized appreciation	$161,437,328

International Real Estate
Equity Fund
Cost of investments	$284,953,436
Gross unrealized appreciation	100,117,925
Gross unrealized depreciation	(5,844,469)
Net unrealized appreciation	$94,273,456

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Alpine Equity Trust

By (Signature and Title)   Samuel A. Lieber
Samuel A. Lieber, President

Date   03/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   Samuel A. Lieber
Samuel A. Lieber, President

Date   03/29/2006

By (Signature and Title)*   /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date   03/29/2006

* Print the name and title of each signing officer under his or her signature.